Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance costs
26.	Finance costs

	Year ended December 31,
	2022	2023	2024
Interest expense
Bank loans	$93,915	$195,235	$254,090
Other loans	-	28,439	44,036
Preferred shares liabilities (recognized as “Financial liabilities at amortized cost”)	30,152	27,543	28,041
Lease liabilities	12,586	42,419	66,640
Finance costs of issuing convertible notes at discount (note 1)	-	-	7,734,993
Commitment Fee (note 2)	-	-	18,750
Other	376	5,322	21,322
	$137,029	$298,958	$8,167,872

Note:

1.	Finance costs related to issuing convertible notes at discount, please refer to Note 19 f) for details.

2.	The Commitment Share related to Tumim equity line of credit is amortized over the contract period. Please refer to Note 19 j) for details.